income taxes - Expense composition (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current income tax expense
For the current reporting period	$ 402	$ 584
Adjustments recognized in the current period for income taxes of prior periods	(40)	(11)
Total	362	573
Deferred income tax expense
Arising from the origination and reversal of temporary differences	(136)	9
Adjustments recognized in the current period for income taxes of prior periods	(4)	22
Total	(140)	31
Income taxes	$ 222	$ 604